5. INVENTORY (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 0	$ 1,716,141	$ 22,375
Work in process	559,013	311,481	164,915
Raw materials	341,578	300,479	93,113
Inventory reserve	(8,601)	(8,601)	(8,601)
Inventory, net	$ 891,990	$ 2,319,500	$ 271,802